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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    9/30/2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Ares Management LLC
                 ------------------------------------
   Address:      2000 Avenue of the Stars, 12th Floor
                 ------------------------------------
                 Los Angeles, CA 90067
                 ------------------------------------

Form 13F File Number:    028-12290
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Weiner
         ---------------------------------------------
Title:   Vice President, General Counsel and Secretary
         ---------------------------------------------
Phone:   310-201-4140
         ---------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael D. Weiner           Los Angeles, CA      November 10, 2008
   -------------------------------    -----------------     -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 8
                                        --------------------

Form 13F Information Table Value Total: $571,871
                                        --------------------
                                            (thousands)

List of Other Included Managers:  NONE

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                           FORM 13F INFORMATION TABLE

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

      COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
-------------------------  -------------- --------- -------- ---------------------- ------------ --------- ------------------------
                                                     VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
-------------------------  -------------- --------- -------- --------- ----- ------ ------------ --------- ---------- -------- ----
Ares Capital Corporation       Com        04010L103  29,800   2,859,882 SH              Sole                2,859,882
Exco Resources Inc.            Com        269279402 182,426  11,178,062 SH              Sole               11,178,062
Hanger Orthopedic Group
  Inc.                       Com New      41043F208  87,402   5,008,730 SH              Sole                5,008,730
Liberty Global, Inc.        Com Ser A     530555101   8,962     329,101 SH              Sole                  329,101
Maidenform Brands, Inc.        Com        560305104  54,229   3,737,351 SH              Sole                3,737,351
NII Holdings                CL B New      62913F201   8,525     225,000 SH              Sole                  225,000
SandRidge Energy, Inc.         Com        80007P307 196,000  10,000,000 SH              Sole               10,000,000
Virgin Media, Inc.             Com        92769L101   3,527     447,559 SH              Sole                  447,559

TOTAL                                               571,871  33,785,685                                    33,785,685
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